Information on market risk and fair value of financial assets and liabilities (telecom activities) - Equity market risk (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets, liabilities and financial results (telecom activities)
Total treasury shares	2,429,143	1,965,171	2,009,500